Offerings	Jul. 31, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares, without par value
Fee Rate	0.01531%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred shares, without par value
Fee Rate	0.01531%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt securities
Fee Rate	0.01531%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription receipts
Fee Rate	0.01531%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,100.00
Offering Note	There are being registered under this Registration Statement such indeterminate number of common shares, preferred shares, debt securities, subscription receipts, warrants, and units of Standard Lithium Ltd. (the "Registrant"), and a combination of such securities, separately or as units, as may be sold by the Registrant from time to time, which collectively, shall have an aggregate initial offering price not to exceed $1,000,000,000 (or its equivalent in any other currency used to denominate the securities). The maximum aggregate offering price is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the U.S. Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of common shares, preferred shares, debt securities, subscription receipts, warrants, and units as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends, or similar transactions. The proposed maximum initial offering price per security will be determined, from time to time, by the Registrant in connection with the sale of the securities under this Registration Statement. The Registrant previously paid $27,275 in registration fees with respect to the Registration Statement on Form F-10 (File No. 333-259442) filed on September 10, 2021 (the "2021 Registration Statement"), pertaining to the registration of $250,000,000 of securities of the Registrant, of which $27,275 remained unutilized and was used to offset the total filing fee required of $27,550 (the Registrant transferred funds of $275 and used available offset for the remainder of the fee) with respect to the Registration Statement on Form F-10 (File No. 333-273462) filed on July 27, 2023 (the "2023 Registration Statement"), pertaining to the registration of $250,000,000 of securities of the Registrant, of which $22,040.26 remains unutilized and therefore, available for future registration fees pursuant to Rule 457(p) under the Securities Act. As the total filing fee required for this Registration Statement is $153,100, taking into consideration the available offset of $22,040.26 from the 2023 Registration Statement, the Registrant has accordingly transmitted $131,059.74 otherwise due for this Registration Statement.